STOCK-BASED COMPENSATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 71	$ 64	$ 51
Income tax benefits	(13)	(14)	(12)
Total net stock-based compensation cost	58	49	40
Unrecognized compensation cost related to non-vested awards	$ 235
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 8 months 12 days
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 28	26	15
Selling, general and administrative expense.
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 44	$ 37	$ 35